DIVIDENDS AND INTEREST ON EQUITY - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends and interest on equity payable
Dividends and interest on equity	R$ 3,187,417	R$ 4,265,715	R$ 3,865,998
Interest on equity
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Telefnica
Dividends and interest on equity payable
Dividends and interest on equity	R$ 1,051,720	1,146,019
Telefnica Latinoamrica Holding
Dividends and interest on equity payable
Dividends and interest on equity	1,009,454	927,324
SP Telecomunicacoes Participacoes
Dividends and interest on equity payable
Dividends and interest on equity		757,506
Telefnica Chile
Dividends and interest on equity payable
Dividends and interest on equity	1,552	2,132
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 1,124,691	R$ 1,432,734